Share-based Compensation (Details 3) (Founder's Share Agreement) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 16, 2009 BVI Company COO USD ($)	Dec. 16, 2009 BVI Company Vesting on second anniversary of agreement date COO	Dec. 16, 2009 BVI Company Vesting on fourth anniversary of agreement date COO
Share-based compensation
Options granted (in shares)				398,000
Options granted (in dollars per share)				$ 1.256
Vesting period of awards				4 years
Portion of options vested (as a percent)					50.00%	50.00%
Share-based compensation in general and administrative expenses	92	333	893